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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                                                                                     Investment Company Act file number:  811-8037

ADVISORONE FUNDS

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE   68137

                                                                  (Address of principal executive offices)                             (Zip code)

ADVISORONE FUNDS

4020 South 147th Street

Omaha, NE 68137

(402) 493-3313

 Brian Nielsen, Secretary

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 811-0225

Date of fiscal year end:   April 30

Date of reporting period:  July 1, 2007 - June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2008 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

Exhibit A

					N-PX Form Requirements
	Securities	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted?	(h) Vote Cast	(i) For or Against Management
1	Berolina	ASM Lithography	ASML	N07059111	7/17/2007	Proposal to amend the articles of association of the company. (Voting Item) Main change: increase of the nominal value per ordinary share at the expense of the company's share premium account.	Issuer	Yes	For	For
2	Berolina	ASM Lithography	ASML	N07059111	7/17/2007	Proposal to amend the articles of association of the company. (Voting Item) Main change: reduction of the issued capital by decreasing the nominal value per ordinary share.	Issuer	Yes	Against	Against
3	Berolina	ASM Lithography	ASML	N07059111	7/17/2007	Proposal to amend the articles of association of the company. (Voting Item) Main change: consolidation of the ordinary shares; also known as "Reverse Stock Split."	Issuer	Yes	For	For
4	Berolina	ASM Lithography	ASML	N07059111	7/17/2007	Composition of the supervisory board. (Voting Item) Nomination by the supervisory board of Mr. R. Deusinger for appointment as member of the supervisory board, effective July 17, 2007.	Issuer	Yes	For	For
5	Berolina	Alkermes, Inc.	ALKS	01642T108	10/9/2007	To vote for election of nominees to serve as directors.	Issuer	Yes	For	For
6	Berolina	Alkermes, Inc.	ALKS	01642T108	10/9/2007	To approve an amended and restated 1999 stock option plan.	Issuer	Yes	For	For
7	Berolina	Alkermes, Inc.	ALKS	01642T108	10/9/2007	To approve an amendment to the 2002 restricted stock award plan to increase the number of shares authorized for issuance thereunder, by 700,000 shares.	Issuer	Yes	For	For
8	Berolina	Alkermes, Inc.	ALKS	01642T108	10/9/2007	To approve an amendment to the 2006 stock option plan for non-employee directors to increase the number of shares issuable upon exercise of options granted thereunder, by 240,000 shares.	Issuer	Yes	Against	Against
9	Berolina	Alkermes, Inc.	ALKS	01642T108	10/9/2007	To ratify Pricewaterhousecoopers, LLP as the company's independent registered public accountants for fiscal year 2008.	Issuer	Yes	For	For
10	Berolina	FedEx Corporation	FDX	31428X106	9/24/2007	To vote for election of nominees to serve as directors.	Issuer	Yes	For	For
11	Berolina	FedEx Corporation	FDX	31428X106	9/24/2007	Ratification of Independent Registered Public Accounting firm.	Issuer	Yes	For	For
12	Berolina	FedEx Corporation	FDX	31428X106	9/24/2007	Stockholder proposal regarding separation of chairman and CEO roles.	Sharehldr	Yes	Against	For
13	Berolina	FedEx Corporation	FDX	31428X106	9/24/2007	Stockholder proposal regarding shareholder vote on executive pay.	Sharehldr	Yes	For	Against
14	Berolina	FedEx Corporation	FDX	31428X106	9/24/2007	Stockholder proposal regarding global warming report.	Sharehldr	Yes	For	Against
15	Berolina	FedEx Corporation	FDX	31428X106	9/24/2007	Stockholder proposal regarding political contributions report.	Sharehldr	Yes	For	Against
16	Berolina	Dreyfus High Yield Strategies Fund	DHF	26200S101	8/2/2007	To vote for election of nominees to serve as directors.	Issuer	No	Not Voted	Not Voted
17	Clermont	Dreyfus High Yield Strategies Fund	DHF	26200S101	8/2/2007	To vote for election of nominees to serve as directors.	Issuer	Yes	Same proportion as other holders	N/A
18	Clermont	Nuveen Floating Rate Income FD	JFR	67072T108	10/12/2007	To vote for election of nominees to serve as directors.	Issuer	Yes	Same proportion as other holders	N/A
19	Clermont	Nuveen Floating Rate Income FD	JFR	67072T108	10/12/2007	To approve a new investment management agreement between each fund and Nuveen Asset Management ('Nam"), each fund's investment advisor.	Issuer	Yes	Same proportion as other holders	N/A
20	Clermont	Nuveen Floating Rate Income FD	JFR	67072T108	10/12/2007	To approve a new sub-advisory agreement between Nam and Symphony Asset Management, LLC.	Issuer	Yes	Same proportion as other holders	N/A
21	Clermont	Nuveen Floating Rate Income FD	JFR	67072T108	10/12/2007	To ratify the selection of Ernst & Young LLP as the independent registered public accounting firm for the current fiscal year.	Issuer	Yes	Same proportion as other holders	N/A
22	Liahona	Rydex Russell Top 50 ETF FD	XLG	78355W205	10/4/2007	The approval of a new investment advisory agreement between Rydex ETF Trust and Padco Advisors II, Inc.	Issuer	Yes	Same proportion as other holders	N/A
23	Descartes	Rydex Russell Top 50 ETF FD	XLG	78355W205	10/4/2007	The approval of a new investment advisory agreement between Rydex ETF Trust and Padco Advisors II, Inc.	Issuer	Yes	Same proportion as other holders	N/A
24	Descartes	Rydex S&P Equal Weight Special Meeting	RYT	78355W817	10/4/2007	The approval of a new investment advisory agreement between Rydex ETF Trust and Padco Advisors II, Inc.	Issuer	Yes	Same proportion as other holders	N/A
25	Clermont	Eaton Vance Floating Rate Inc.	EFT	278279104	10/12/2007	To vote for election of nominees to serve as directors.	Issuer	Yes	Same proportion as other holders	N/A
26	Berolina	Seagate Technology	STX	G7945J104	10/25/2007	To vote for election of nominees to serve as directors.	Issuer	Yes	For	For
27	Berolina	Seagate Technology	STX	G7945J104	10/25/2007	Proposal to approve amendments to Seagate Technology's 2004 stock compensation plan.	Issuer	Yes	For	For
28	Berolina	Seagate Technology	STX	G7945J104	10/25/2007	Proposal to ratify the appointment of Ernst & Young LLP to serve as independent registered accounting firm of Seagate Technology for the fiscal year ending June 27, 2008.	Issuer	Yes	For	For
29	Berolina	Bed Bath & Beyond Inc.	BBBY	75896100	7/10/2007	To vote for election of nominees to serve as directors.	Issuer	Yes	For	For
30	Berolina	Bed Bath & Beyond Inc.	BBBY	75896100	7/10/2007	Ratification of the appointment of KPMG LLP.	Issuer	Yes	For	For
31	Berolina	Bed Bath & Beyond Inc.	BBBY	75896100	7/10/2007	Shareholder proposal: Climate change report.	Sharehldr	Yes	Against	For
32	Berolina	Bed Bath & Beyond Inc.	BBBY	75896100	7/10/2007	Shareholder proposal: Executive compensation vote.	Sharehldr	Yes	Against	For
33	Berolina	Bed Bath & Beyond Inc.	BBBY	75896100	7/10/2007	Shareholder proposal: Product content report.	Sharehldr	Yes	Against	For
34	Berolina	Solectron Corporation	SLR	834182107	9/27/2007	To adopt the agreement and plan of merger, dated June 4, 2007, by and among Flextronics International LTD., Saturn Merger Corp. and Solectron Corporation.	Issuer	Yes	For	For
35	Berolina	Solectron Corporation	SLR	834182107	9/27/2007	To approve the adjournment of the special meeting, if necessary, to solicit additional proxies if there are insufficient votes at the time of the special meeting to approve proposal.	Issuer	Yes	For	For
36	Berolina	Ipsco Inc.	IPS	462622101	7/16/2007

Approval of a special resolution, in the form attached as Annex A to the proxy statement /management information circular, to approve an arrangement under section 192 of the Canada business corporations act involving IPSCO Inc., its shareholders and other security holders, ssab svenskt stal ab ("SSAB") and SSAB Canada Inc. ("Acquisition Sub"), a subsidiary of SSAB involving, among other things, the acquisition by acquisition sub of all of the outstanding common shares of IPSCO Inc. for US$160.00 in cash for each common share.

							Issuer	Yes	For	For
37	Berolina	Ipsco Inc.	IPS	462622101	7/16/2007

Approval of the adjournment of the special meeting if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the meeting to pass on the arrangement resolution.

							Issuer	Yes	For	For
38	Amerigo	Ishare MSCI Netherlands Index Fund	EWN	464286814	12/7/2007	To approve a change in the investment objective of the Ishares MSCI Netherlands Index Fund.	Issuer	Yes	Same proportion as other holders	N/A
39	Amerigo	Ishare MSCI Netherlands Index Fund	EWN	464286814	12/7/2007	To approve a change in the classification of the Ishares MSCI Netherlands Index Fund's investment objective from a fundamental investment policy to a non-fundamental investment policy.	Issuer	Yes	Same proportion as other holders	N/A
40	Descartes	Ishare MSCI Netherlands Index Fund	EWN	464286814	12/7/2007

Approval of a special resolution, in the form attached as Annex A to the proxy statement /management information circular, to approve an arrangement under section 192 of the Canada business corporations act involving IPSCO Inc., its shareholders and other.

							Issuer	Yes	Same proportion as other holders	N/A
41	Descartes	Ishare MSCI Netherlands Index Fund	EWN	464286814	12/7/2007	To approve a change in the classification of the Ishares MSCI Netherlands Index Fund's investment objective from a fundamental investment policy to a non-fundamental investment policy.	Issuer	Yes	Same proportion as other holders	N/A
42	Liahona	Ishare MSCI Netherlands Index Fund	EWN	464286814	12/7/2007

Approval of a special resolution, in the form attached as Annex A to the proxy statement /management information circular, to approve an arrangement under section 192 of the Canada business corporations act involving IPSCO Inc., its shareholders and other.

							Issuer	Yes	Same proportion as other holders	N/A
43	Liahona	Ishare MSCI Netherlands Index Fund	EWN	464286814	12/7/2007	To approve a change in the classification of the Ishares MSCI Netherlands Index Fund's investment objective from a fundamental investment policy to a non-fundamental investment policy.	Issuer	Yes	Same proportion as other holders	N/A
44	Berolina	OSI Restaurant Partners Inc.	OSI	67104A101	6/5/2007	Adoption of the agreement and plan of merger, dated as of November 5, 2006, among OSI Restaurant Partners, Inc., Kangaroo Holdings, Inc. and Kangaroo Acquisition, Inc. (the "Merger Agreement").	Issuer	No	Abstain	Abstain
45	Berolina	OSI Restaurant Partners Inc.	OSI	67104A101	6/5/2007

Adjournment and postponement of the special meeting, if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the meeting to adopt the merger agreement.

							Issuer	No	Abstain	Abstain
46	Berolina	Sycamore Networks, Inc.	SCMR	871206108	7/30/2007	To vote for election of nominees to serve as directors.	Issuer	Yes	For	For
47	Berolina	Sycamore Networks, Inc.	SCMR	871206108	7/30/2007	To ratify the selection of the firm of Pricewaterhousecoopers, LLP as the corporation's independent registered public accounting firm for the fiscal year ending July 31, 2007.	Issuer	Yes	For	For
48	Clermont	BlackRock Corporate High Yield FD	COY	09255K106	8/16/2007	To vote for election of nominees to serve as directors.	Issuer	Yes	Same proportion as other holders	N/A
49	Clermont	BlackRock Corp High Yld III	CYE	09255M104	8/16/2007	To vote for election of nominees to serve as directors.	Issuer	Yes	Same proportion as other holders	N/A
50	Clermont	BlackRock Corp High Yld Fd V	HYV	09255N102	8/16/2007	To vote for election of nominees to serve as directors.	Issuer	Yes	Same proportion as other holders	N/A
51	Clermont	BlackRock Corp High Yld VI	HYT	09255P107	8/16/2007	To vote for election of nominees to serve as directors.	Issuer	Yes	Same proportion as other holders	N/A
52	Clermont	BlackRock Fltg Rate Income Strategies Fd	FRA	09255X100	8/16/2007	To vote for election of nominees to serve as directors.	Issuer	Yes	Same proportion as other holders	N/A
53	Clermont	BlackRock Fltg Rate Income Strategies Fd II	FRB	09255Y108	8/16/2007	To vote for election of nominees to serve as directors.	Issuer	Yes	Same proportion as other holders	N/A
54	Berolina	Archer-Daniels-Midland Company	ADM	039483102	11/8/2007	To vote for election of nominees to serve as directors.	Issuer	Yes	For	For
55	Berolina	Archer-Daniels-Midland Company	ADM	039483102	11/8/2007	Adopt stockholder's proposal No. 1 (Code of Conduct regarding global human rights standards).	Sharehldr	Yes	Against	For
56	Berolina	Archer-Daniels-Midland Company	ADM	039483102	11/8/2007	Adopt stockholder's proposal No. 2 (Advisory resolution to ratify compensation listed in summary compensation table).	Sharehldr	Yes	Against	For
57	Berolina	Imperial Chemical Industries PLC	ICIYY	452704505	11/6/2007	To approve, with or without modification, the proposed scheme referred to in the notice convening the court meeting.	Issuer	Yes	For	For
58	Berolina	Imperial Chemical Industries PLC	ICIYY	452704505	11/6/2007

To: (A) Authorize the directors of the company to take actions for carrying the scheme into effect; (B) Approve the amendments to the rules; (C) Approve the reduction of the cancellation shares of the company; (D) Approved the subsequent increase in the share capital of the company; (E) Amend the articles of association of the company.

							Issuer	Yes	For	For
59	Berolina	Western Digital Corporation	WDC	958102105	11/6/2007	To vote for election of nominees to serve as directors.	Issuer	Yes	For	For
60	Berolina	Western Digital Corporation	WDC	958102105	11/6/2007	To ratify the appointment of KPMG LLP as the independent registered public accounting firm for Western Digital Corporation for the fiscal year ending June 27, 2008.	Issuer	Yes	For	For
61	Berolina	JDS Uniphase Corporation	JDSU	46612J507	11/16/2007	To vote for election of nominees to serve as directors.	Issuer	Yes	For	For
62	Berolina	JDS Uniphase Corporation	JDSU	46612J507	11/16/2007	To approve the extension of JDS Uniphase Corporation's amended and restated 1998 employee stock purchase plan.	Issuer	Yes	For	For
63	Berolina	JDS Uniphase Corporation	JDSU	46612J507	11/16/2007	To ratify the appointment of Pricewaterhousecoopers, LLP as the independent registered public accounting firm for JDS Uniphase Corporation for the fiscal year ending June 30, 2007.	Issuer	Yes	For	For
64	Berolina	Flextronics International LTD.	FLEX	Y2573F102	9/27/2007

To authorize the directors of Flextronics to allot and issue its ordinary shares pursuant to the agreement and plan of merger, dated June 4, 2007, among Flextronics, Strun Merger Corp. and Solectron Corporation.

							Issuer	Yes	For	For
65	Berolina	Flextronics International LTD.	FLEX	Y2573F102	9/27/2007	Re-election of Mr. James A. Davidson as a director of Flextronics.	Issuer	Yes	For	For
66	Berolina	Flextronics International LTD.	FLEX	Y2573F102	9/27/2007	Re-election of Mr. Lip-bu Tan as a director of Flextronics.	Issuer	Yes	For	For
67	Berolina	Flextronics International LTD.	FLEX	Y2573F102	9/27/2007	Re-appointment of Mr. Rockwell A. Schnabel as a director of Flextronics.	Issuer	Yes	For	For
68	Berolina	Flextronics International LTD.	FLEX	Y2573F102	9/27/2007	To approve the re-appointment of Deloitte & Touche LLP as Flextronics' independent auditors for the 2008 fiscal year.	Issuer	Yes	For	For
69	Berolina	Flextronics International LTD.	FLEX	Y2573F102	9/27/2007	To approved the general authorization for the directors of Flextronics to allot and issue ordinary shares.	Issuer	Yes	Against	Against
70	Berolina	Flextronics International LTD.	FLEX	Y2573F102	9/27/2007	To approve the cash compensation payable to Flextronics' non-employee directors.	Issuer	Yes	Against	Against
71	Berolina	Flextronics International LTD.	FLEX	Y2573F102	9/27/2007	To approve the renewal of the share purchase mandate relating to acquisitions by Flextronics of its own issued ordinary shares.	Issuer	Yes	For	For
72	Berolina	Flextronics International LTD.	FLEX	Y2573F102	9/27/2007	To approve an amendment to the 2001 equity incentive plan to increase the maximum number of ordinary shares which may be issued as share bonuses by 5,000,000 ordinary shares.	Issuer	Yes	Against	Against
73	Berolina	Flextronics International LTD.	FLEX	Y2573F102	9/27/2007	To approve an amendment to the 2001 equity incentive plan to increase the number of ordinary shares reserved for issuance by 10,000,000 shares.	Issuer	Yes	Against	Against
74	Berolina	Micron Technology, Inc.	MU	595112103	10/10/2007	To vote for election of nominees to serve as directors.	Issuer	Yes	For	For
75	Berolina	Micron Technology, Inc.	MU	595112103	10/10/2007	Proposal by the company to approve the company's 2007 equity incentive plan with 30,000,000 shares reserved for issuance thereunder.	Issuer	Yes	For	For
76	Berolina	Micron Technology, Inc.	MU	595112103	10/10/2007	Proposal by the company to ratify the appointment of Pricewaterhousecoopers, LLP as the company's independent registered public accounting firm for the fiscal year ending August 28, 2008.	Issuer	Yes	For	For
77	Berolina	Sycamore Networks, Inc.	SCMR	871206108	12/20/2007	To vote for election of nominees to serve as directors.	Issuer	Yes	For	For
78	Berolina	Sycamore Networks, Inc.	SCMR	871206108	12/20/2007

To authorize the board of directors, in its discretion, to amend sycamore's amended and restated certificate of incorporation to effect a reverse stock split of its outstanding common stock at a ratio of (I) one-for-five, (II) one-for-seven, or (III) one-for-ten, all as more fully described in the proxy statement.

							Issuer	Yes	For	For
79	Berolina	Sycamore Networks, Inc.	SCMR	871206108	12/20/2007	To ratify the selection of the firm of Pricewaterhousecoopers, LLP as the corporation's independent registered public accounting firm for the fiscal year ending July 31, 2008.	Issuer	Yes	For	For
80	Berolina	Adaptec, Inc.	ADPT	00651F108	12/13/2007	To vote for election of nominees to serve as directors.	Issuer	Yes	For	For
81	Berolina	Adaptec, Inc.	ADPT	00651F108	12/13/2007	To ratify the appointment of Pricewaterhousecoopers, LLP as our independent registered public accounting firm for the fiscal year ending March 31, 2008.	Issuer	Yes	For	For
82	Berolina	Actuant Corporation	ATU	00508X203	1/15/2008	To vote for election of nominees to serve as directors.	Issuer	Yes	For	For
83	Berolina	Monsanto Company	MON	61166W101	1/16/2008	To vote for election of nominees to serve as directors.	Issuer	Yes	For	For
84	Berolina	Monsanto Company	MON	61166W101	1/16/2008	Ratification of appointment of independent registered public accounting firm.	Issuer	Yes	For	For
85	Berolina	Monsanto Company	MON	61166W101	1/16/2008	Shareowner proposal one.	Sharehldr	Yes	For	Against
86	Berolina	Monsanto Company	MON	61166W101	1/16/2008	Shareowner proposal two.	Sharehldr	Yes	For	Against
87	Berolina	Eaton Vance Floating Rate Income Trust	EFT	278279104	3/28/2008	To vote for election of nominees to serve as directors.	Issuer	Yes	Same proportion as other holders	N/A
88	Clermont	Eaton Vance Floating Rate Income Trust	EFT	278279104	3/28/2008	To vote for election of nominees to serve as directors.	Issuer	Yes	Same proportion as other holders	N/A
89	Amerigo	Berkshire Hathaway Inc.	BRK/A	84670108	5/3/2008	To vote for election of nominees to serve as directors.	Issuer	Yes	For	For
90	Berolina	Berkshire Hathaway Inc.	BRK/A	84670108	5/3/2008	To vote for election of nominees to serve as directors.	Issuer	Yes	For	For
91	Clermont	Berkshire Hathaway Inc.	BRK/A	84670108	5/3/2008	To vote for election of nominees to serve as directors.	Issuer	Yes	For	For
92	Descartes	Berkshire Hathaway Inc.	BRK/A	84670108	5/3/2008	To vote for election of nominees to serve as directors.	Issuer	Yes	For	For
93	Liahona	Berkshire Hathaway Inc.	BRK/A	84670108	5/3/2008	To vote for election of nominees to serve as directors.	Issuer	Yes	For	For
94	Berolina	UST Inc.	UST	902911106	5/6/2008	To vote for election of nominees to serve as directors.	Issuer	Yes	For	For
95	Berolina	UST Inc.	UST	902911106	5/6/2008	Proposal to ratify and approve Ernst & Young LLP as independent auditors of the company for the year 2008.	Issuer	Yes	For	For
96	Berolina	UST Inc.	UST	902911106	5/6/2008	Stockholder proposal relating to the calling of special meetings by stockholders.	Sharehldr	Yes	Against	For
97	Berolina	UST Inc.	UST	902911106	5/6/2008	Stockholder proposal relating to health care reform principles.	Sharehldr	Yes	Against	For
98	Berolina	American States Water Company	AWR	29899101	5/20/2008	To vote for election of nominees to serve as directors.	Issuer	Yes	For	For
99	Berolina	American States Water Company	AWR	29899101	5/20/2008	To approve the American States Water Company 2008 stock incentive plan.	Issuer	Yes	For	For
100	Berolina	American States Water Company	AWR	29899101	5/20/2008	To ratify the appointment of Pricewaterhousecoopers LLP as the independent auditors.	Issuer	Yes	For	For
101	Berolina	American States Water Company	AWR	29899101	5/20/2008	To transact any other business, which may properly come before the meeting, or any adjournment thereof.	Issuer	Yes	For	For
102	Berolina	Fortune Brands, Inc.	FO	349631101	4/29/2008	To vote for election of nominees to serve as directors.	Issuer	Yes	For	For
103	Berolina	Fortune Brands, Inc.	FO	349631101	4/29/2008	Ratification of the appointment of Pricewaterhousecoopers LLP as independent registered public accounting firm for 2008.	Issuer	Yes	For	For
104	Berolina	Fortune Brands, Inc.	FO	349631101	4/29/2008	If presented, A shareholder proposal entitle “Elect each Director annually”.	Sharehldr	Yes	Against	For
105	Berolina	British American Tobacco P.L.C.	BTI	110448107	4/30/2008	Receipt of the 2007 Report and Accounts.	Issuer	Yes	For	For
106	Berolina	British American Tobacco P.L.C.	BTI	110448107	4/30/2008	Approval of the 2007 Remuneration Report.	Issuer	Yes	For	For
107	Berolina	British American Tobacco P.L.C.	BTI	110448107	4/30/2008	Declaration of the final dividend for 2007.	Issuer	Yes	For	For
108	Berolina	British American Tobacco P.L.C.	BTI	110448107	4/30/2008	Reappointment of the Auditors.	Issuer	Yes	For	For
109	Berolina	British American Tobacco P.L.C.	BTI	110448107	4/30/2008	Authority for the Directors to agree the Auditors' remuneration.	Issuer	Yes	For	For
110	Berolina	British American Tobacco P.L.C.	BTI	110448107	4/30/2008	Reappointment of Directors retiring by rotation: (6a) Jan Du Plessis (N).	Issuer	Yes	For	For
111	Berolina	British American Tobacco P.L.C.	BTI	110448107	4/30/2008	Reappointment of Directors retiring by rotation: (6b) Ana Maria Llopis (A,C, N, R).	Issuer	Yes	For	For
112	Berolina	British American Tobacco P.L.C.	BTI	110448107	4/30/2008	Reappointment of Directors retiring by rotation: (6c) Anthony Ruys (A,C, N, R)	Issuer	Yes	For	For
113	Berolina	British American Tobacco P.L.C.	BTI	110448107	4/30/2008	To vote for election of nominees to serve as directors.	Issuer	Yes	For	For
114	Berolina	British American Tobacco P.L.C.	BTI	110448107	4/30/2008	Renewal of the Directors' authority to allot shares.	Issuer	Yes	For	For
115	Berolina	British American Tobacco P.L.C.	BTI	110448107	4/30/2008	Renewal of the Directors' authority to disapply pre-emption rights.	Issuer	Yes	For	For
116	Berolina	British American Tobacco P.L.C.	BTI	110448107	4/30/2008	Approval of Waiver of Offer Obligation.	Issuer	Yes	For	For
117	Berolina	British American Tobacco P.L.C.	BTI	110448107	4/30/2008	Authority for the Company to purchase its own shares.	Issuer	Yes	For	For
118	Berolina	British American Tobacco P.L.C.	BTI	110448107	4/30/2008	Adoption of new articles of association.	Issuer	Yes	For	For
119	Berolina	California Water Service Group	CWT	130788102	5/27/2008	To vote for election of nominees to serve as directors.	Issuer	Yes	For	For
120	Berolina	California Water Service Group	CWT	130788102	5/27/2008	Proposal to ratify the appointment of Deloitte & Touche LLP as the independent registered public accounting firm of the group for 2008.	Issuer	Yes	For	For
121	Berolina	Altria Group, Inc.	MO	02209S103	5/28/2008	To vote for election of nominees to serve as directors.	Issuer	Yes	For	For
122	Berolina	Altria Group, Inc.	MO	02209S103	5/28/2008	Ratication of the selection of independent Auditors.	Issuer	Yes	For	For
123	Berolina	Altria Group, Inc.	MO	02209S103	5/28/2008	Stockholder proposal 1 - Shareholder say on Executive pay.	Sharehldr	Yes	For	Against
124	Berolina	Altria Group, Inc.	MO	02209S103	5/28/2008	Stockholder proposal 2 - Cumulative voting.	Sharehldr	Yes	Against	For
125	Berolina	Altria Group, Inc.	MO	02209S103	5/28/2008	Stockholder proposal 3 - Apply globally practices demanded by the master settlement agreement.	Sharehldr	Yes	Against	For
126	Berolina	Altria Group, Inc.	MO	02209S103	5/28/2008	Stockholder proposal 4 - Stop youth-oriented Ad campaigns.	Sharehldr	Yes	Against	For
127	Berolina	Altria Group, Inc.	MO	02209S103	5/28/2008	Stockholder proposal 5 - "Two Cigarette" approach to marketing.	Sharehldr	Yes	Against	For
128	Berolina	Altria Group, Inc.	MO	02209S103	5/28/2008	Stockholder proposal 6 - Endorse health care principles.	Sharehldr	Yes	Against	For
129	Berolina	Van Kampen High Income Trust II	VLT	920913100	6/18/2008	To vote for election of nominees to serve as trustees.	Issuer	Yes	Same proportion as other holders	N/A
130	Berolina	Van Kampen High Income Trust II	VLT	920913100	6/18/2008	To transact such other business as may properly come before the meeting.	Issuer	Yes	Same proportion as other holders	N/A
131	Berolina	Van Kampen Senior Income Trust	WR	920961109	6/18/2008	To vote for election of nominees to serve as trustees.	Issuer	Yes	Same proportion as other holders	N/A
132	Berolina	Van Kampen Senior Income Trust	WR	920961109	6/18/2008	To transact such other business as may properly come before the meeting.	Issuer	Yes	Same proportion as other holders	N/A
133	Clermont	Van Kampen Senior Income Trust	VVR	920961109	6/18/2008	To vote for election of nominees to serve as trustees.	Issuer	Yes	Same proportion as other holders	N/A
134	Clermont	Van Kampen Senior Income Trust	VVR	920961109	6/18/2008	To transact such other business as may properly come before the meeting.	Issuer	Yes	Same proportion as other holders	N/A
135	Clermont	Van Kampen High Income Trust II	VLT	920913100	6/18/2008	To vote for election of nominees to serve as trustees.	Issuer	Yes	Same proportion as other holders	N/A
136	Clermont	Van Kampen High Income Trust II	VLT	920913100	6/18/2008	To transact such other business as may properly come before the meeting.	Issuer	Yes	Same proportion as other holders	N/A

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

ADVISORONE FUNDS

By (Signature and Title)*    /s/ W. Patrick Clarke

          W. Patrick Clarke, President

Date:08/12/08

* Print the name and title of each signing officer under his or her signature.